Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	7
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$312,423,590.29	0.9981584	$287,363,894.28	0.9180955	$25,059,696.01
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$795,423,590.29	0.7954236	$770,363,894.28	0.7703639	$25,059,696.01

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	53.27		52.32
Pool Receivables Balance	$854,134,851.92		$827,646,552.36
Remaining Number of Receivables	53,525		52,798

Adjusted Pool Balance	$815,625,949.69		$790,566,253.68

III.  COLLECTIONS

Principal:
Principal Collections	$25,642,975.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$469,588.71
Total Principal Collections	$26,112,564.31

Interest:
Interest Collections	$3,240,038.11
Late Fees & Other Charges	$43,306.19
Interest on Repurchase Principal	$-
Total Interest Collections	$3,283,344.30

Collection Account Interest	$4,131.33
Reserve Account Interest	$829.33
Servicer Advances	$-

Total Collections	$29,400,869.27

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	7
30/360 Days	30
Actual/360 Days	33

IV.  DISTRIBUTIONS

Total Collections					$29,400,869.27
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,451,459.12
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$711,779.04		$711,779.04	$711,779.04
Collection Account Interest					$4,131.33
Late Fees & Other Charges					$43,306.19
Total due to Servicer					$759,216.56

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$153,608.27		$153,608.27
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$544,993.69		$544,993.69	$544,993.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$27,872,178.10

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,059,696.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,059,696.01
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,059,696.01		$25,059,696.01
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,059,696.01		$25,059,696.01

10. Available Amounts Remaining to Reserve Account					2,812,482.09

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,812,482.09

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$38,508,902.23
Beginning Period Amount	$38,508,902.23
Current Period Amortization	$1,428,603.55
Ending Period Required Amount	$37,080,298.68
Ending Period Amount	$37,080,298.68
Next Distribution Date Amount	$35,677,990.97

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	7
30/360 Days	30
Actual/360 Days	33

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$2,812,482.09
Current Period Release to Depositor	$2,812,482.09
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.48%	2.56%	2.56%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	52,141	98.69%	$816,778,976.23
30 - 60 Days	0.99%	525	1.05%	$8,683,901.10
61 - 90 Days	0.21%	112	0.22%	$1,846,003.19
91 + Days	0.04%	20	0.04%	$337,671.84
		52,798		$827,646,552.36
Total
Delinquent Receivables 61 + days past due	0.25%	132	0.26%	$2,183,675.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	156	0.30%	$2,563,810.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	104	0.19%	$1,698,606.81
Three-Month Average Delinquency Ratio	0.24%		0.25%

Repossession in Current Period		60		$1,047,756.01
Repossession Inventory		76		$943,302.35

Charge-Offs
Gross Principal of Charge-Off for Current Period				$845,323.96
Recoveries				$(469,588.71)
Net Charge-offs for Current Period				$375,735.25

Beginning Pool Balance for Current Period				$854,134,851.92

Net Loss Ratio				0.53%
Net Loss Ratio for 1st Preceding Collection Period				0.46%
Net Loss Ratio for 2nd Preceding Collection Period				0.42%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$2,163,635.96
Cumulative Net Losses as a % of Initial Pool Balance				0.20%

Principal Balance of Extensions				$4,360,892.51
Number of Extensions				226

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